Note 31 - Fees Paid to the Company's Principal Accountant	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of additional information [text block]
31	Fees paid to the Company's principal accountant

Total fees accrued for professional services rendered by PwC Network firms to Tenaris S.A. and its subsidiaries are detailed as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2018	2017	2016
Audit fees	3,841	3,995	3,588
Audit-related fees	43	88	64
Tax fees	-	23	14
All other fees	7	30	3
Total	3,891	4,136	3,669